Appendix 5 Additional Information Circular No. 715 of February 3, 2012 - Summary of Number and Value of Operations (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2018 item	Dec. 31, 2017 CLP ($)	Dec. 31, 2018 CLP ($) item	Dec. 31, 2017 CLP ($) item
Impairment Provisions And Recoveries [Abstract]
Number of operations | item	1		3	5
Value of operations, in ThCh$ | $		$ (55,494)	$ 100,900	$ (55,494)